PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 96.4%
Automobile Components 0.9%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	249,931	$11,139,425
Automobiles 4.1%
Tesla, Inc.*	259,365	52,892,304
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc.*	56,920	18,417,604
Broadline Retail 10.5%
Amazon.com, Inc.*	729,217	87,928,986
MercadoLibre, Inc. (Brazil)*	39,740	49,237,860
		137,166,846
Consumer Staples Distribution & Retail 3.5%
Costco Wholesale Corp.	88,591	45,319,612
Entertainment 1.8%
Netflix, Inc.*(a)	59,453	23,497,609
Financial Services 6.0%
Adyen NV (Netherlands), 144A*	8,456	13,849,594
Mastercard, Inc. (Class A Stock)	174,459	63,681,024
		77,530,618
Health Care Equipment & Supplies 2.1%
Dexcom, Inc.*(a)	107,322	12,584,578
Intuitive Surgical, Inc.*	45,954	14,146,479
		26,731,057
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc.	74,275	36,189,751
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*	119,749	13,144,848
Interactive Media & Services 6.5%
Alphabet, Inc. (Class A Stock)*	236,289	29,032,829

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	234,913	$28,981,217
Meta Platforms, Inc. (Class A Stock)*	101,467	26,860,344
		84,874,390
IT Services 1.0%
Snowflake, Inc. (Class A Stock)*	79,352	13,121,647
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	18,871	9,595,149
Personal Care Products 2.1%
L’Oreal SA (France)	65,119	27,880,457
Pharmaceuticals 5.9%
Eli Lilly & Co.	108,728	46,694,327
Novo Nordisk A/S (Denmark), ADR	189,834	30,460,764
		77,155,091
Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc.*(a)	472,289	55,829,283
ASML Holding NV (Netherlands)(a)	61,225	44,261,389
NVIDIA Corp.	310,641	117,527,915
		217,618,587
Software 14.0%
Cadence Design Systems, Inc.*	138,438	31,966,718
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	61,346	9,823,335
Microsoft Corp.(a)	389,561	127,927,937
Palo Alto Networks, Inc.*(a)	60,182	12,842,237
		182,560,227
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	502,948	89,147,533
Textiles, Apparel & Luxury Goods 7.4%
Lululemon Athletica, Inc.*	89,241	29,621,765

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	63,609	$55,615,143
NIKE, Inc. (Class B Stock)	105,258	11,079,457
		96,316,365
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc.*	109,490	15,027,502

Total Common Stocks (cost $787,147,301)		1,255,326,622
Preferred Stock 1.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A* (cost $12,603,010)	128,844	16,041,800

Total Long-Term Investments (cost $799,750,311)		1,271,368,422

Short-Term Investments 9.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	32,504,637	32,504,637
PGIM Institutional Money Market Fund (cost $96,357,721; includes $95,906,376 of cash collateral for securities on loan)(b)(wi)	96,422,610	96,364,757

Total Short-Term Investments (cost $128,862,358)		128,869,394

TOTAL INVESTMENTS 107.5% (cost $928,612,669)		1,400,237,816
Liabilities in excess of other assets (7.5)%		(97,370,921)

Net Assets 100.0%		$1,302,866,895

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,868,980; cash collateral of $95,906,376 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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